Debt	3 Months Ended
Mar. 31, 2020
Debt Disclosure [Abstract]
Debt

4. Debt

The following table summarizes the Company’s financing arrangements in place as of March 31, 2020:

	March 31, 2020
	Facility							Collateral
	Date issued	Outstanding face amount	Carrying value	Maximum facility size	Final stated maturity	Weighted average interest rate (1)	Weighted average life (years) (2)	Outstanding face amount	Carrying value	Weighted average life (years) (2)

Asset Specific Financing

Single Family Rental

Freddie Mac	7/12/2019	788,345	788,345	789,967	7/12/2029	2.44%	8.1	863,109	933,219	8.1

Total/weighted average		$788,345	$788,345	$789,967		2.44%	8.1	$863,109	$933,219	8.1

(1)	Weighted-average interest rate is weighted using unpaid principal balances.
(2)	Weighted-average life is determined using the maximum maturity date of the corresponding loans, assuming all extension options are exercised by the borrower.

Prior to the Formation Transaction, two of our subsidiaries entered into a loan and security agreement dated July 12, 2019 with Freddie Mac (the “Credit Facility”). Under the Credit Facility, these entities borrowed approximately $788.8 million in connection with their acquisition of senior pooled mortgage loans backed by SFR properties (the “Underlying Loans”). No additional borrowings can be made under the Credit Facility, and our obligations will be secured by the Underlying Loans. The Credit Facility is guaranteed by certain members of the Contribution Group. The guarantors are subject to minimum net worth and liquidity covenants. The Credit Facility continues to be guaranteed by members of the Contribution Group as of March 31, 2020. The Credit Facility was assumed by the Company as part of the Formation Transaction at carrying value which approximated fair value. As such, the remaining outstanding balance of $788.8 million was contributed to the Company on February 11, 2020. Our borrowings under the Credit Facility will mature on July 12, 2029. However, if an Underlying Loan prepays or matures prior to July 12, 2029, we will be required to repay the portion of the Credit Facility that is allocated to that loan.

As of March 31, 2020, the outstanding principal balances related to the SFR Loans consisted of the following (dollars in thousands):

Investment	Investment Date	Outstanding Principal Balance	Location	Property Type	Interest Type	Interest Rate	Maturity Date

SFR Loans

Senior loan	2/11/2020	$465,689	Various	Single-family	Fixed	2.24%	9/1/2028

Senior loan	2/11/2020	9,304	Various	Single-family	Fixed	3.51%	2/1/2028

Senior loan	2/11/2020	4,980	Various	Single-family	Fixed	2.48%	8/1/2023

Senior loan	2/11/2020	9,701	Various	Single-family	Fixed	2.79%	9/1/2028

Senior loan	2/11/2020	6,955	Various	Single-family	Fixed	2.69%	7/1/2028

Senior loan	2/11/2020	5,236	Various	Single-family	Fixed	2.64%	10/1/2028

Senior loan	2/11/2020	11,326	Various	Single-family	Fixed	3.02%	10/1/2028

Senior loan	2/11/2020	5,832	Various	Single-family	Fixed	2.87%	9/1/2023

Senior loan	2/11/2020	7,711	Various	Single-family	Fixed	3.02%	11/1/2028

Senior loan	2/11/2020	46,146	Various	Single-family	Fixed	2.14%	10/1/2025

Senior loan	2/11/2020	9,158	Various	Single-family	Fixed	3.30%	10/1/2028

Senior loan	2/11/2020	36,176	Various	Single-family	Fixed	2.70%	11/1/2028

Senior loan	2/11/2020	5,973	Various	Single-family	Fixed	2.68%	11/1/2028

Senior loan	2/11/2020	13,603	Various	Single-family	Fixed	2.61%	11/1/2023

Senior loan	2/11/2020	5,346	Various	Single-family	Fixed	3.14%	12/1/2028

Senior loan	2/11/2020	9,562	Various	Single-family	Fixed	3.02%	12/1/2028

Senior loan	2/11/2020	10,036	Various	Single-family	Fixed	2.77%	12/1/2028

Senior loan	2/11/2020	4,932	Various	Single-family	Fixed	2.97%	1/1/2029

Senior loan	2/11/2020	8,468	Various	Single-family	Fixed	3.14%	1/1/2029

Senior loan	2/11/2020	5,878	Various	Single-family	Fixed	2.40%	2/1/2024

Senior loan	2/11/2020	4,279	Various	Single-family	Fixed	3.06%	2/1/2029

Senior loan	2/11/2020	16,179	Various	Single-family	Fixed	2.91%	2/1/2029

Senior loan	2/11/2020	7,064	Various	Single-family	Fixed	2.98%	2/1/2029

Senior loan	2/11/2020	7,346	Various	Single-family	Fixed	2.80%	2/1/2029

Senior loan	2/11/2020	6,191	Various	Single-family	Fixed	2.99%	3/1/2029

Senior loan	2/11/2020	9,284	Various	Single-family	Fixed	2.45%	3/1/2026

Senior loan	2/11/2020	55,988	Various	Single-family	Fixed	2.70%	3/1/2029

Total		$788,345				2.44%

For the three months ended March 31, 2020, the activity related to the carrying value of the Credit Facility were as follows (in thousands):

Balances as of December 31, 2019	$—

Assumption of debt	788,764

Principal repayments	(419)

Balances as of March 31, 2020	$788,345

Schedule of Debt Maturities

The aggregate scheduled maturities, including amortizing principal payments, of total debt for the next five calendar years subsequent to March 31, 2020 are as follows (in thousands):

Year	Non-recourse	Total

2020	$—	$—

2021	—	—

2022	—	—

2023	(24,415)	(24,415)

2024	(5,878)	(5,878)

Thereafter	(758,052)	(758,052)

	$(788,345)	$(788,345)

KeyBank Bridge Facility

On February 7, 2020, we, through our subsidiaries, entered into a $95.0 million bridge facility (the “Bridge Facility”) with KeyBank National Association (“KeyBank”) and immediately drew $95.0 million to fund a portion of the Formation Transaction. During the three months ended March 31, 2020, the Company used proceeds from the IPO to pay down the entirety of the Bridge Facility. As of March 31, 2020, the facility is extinguished.